PENSION AND RETIREMENT BENEFIT PLANS. (Details 1) - Postretirement Plan [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Interest cost	$ 55	$ 46	$ 165	$ 138
Service cost	17	2	51	6
Amortization of loss	30	33	90	99
Net periodic expense	$ 102	$ 81	$ 306	$ 243